Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Fiscal Year	Summary Compensation Table Total for PEO (Current)(1)	Compensation Actually Paid to PEO (Current)(2)	Summary Compensation Table Total for PEO (Interim)(1)	Compensation Actually Paid to PEO (Interim)(2)	Summary Compensation Table Total for PEO (Former)(1)	Compensation Actually Paid to PEO (Former)(2)	Average Summary Compensation on Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(3)(4)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss)(6) ($M)	Company- Selected Measure: Revenue(7) ($M)
									DOCU TSR(5)	Peer Group TSR(5)

(a)	(b)	(c)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$85,035,380	$133,850,217	$4,815,994	$2,163,862	$140,848	$(25,977,754)	$23,029,837	$19,016,715	$77	$146	$(97.5)	$2,515.9
2022	N/A	N/A	N/A	N/A	$20,701,048	$(35,942,547)	$6,485,453	$(3,037,456)	$160	$173	$(70.0)	$2,107.2
2021	N/A	N/A	N/A	N/A	$19,799,168	$195,826,119	$5,732,954	$25,630,645	$297	$137	$(243.3)	$1,453.0

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote [Text Block]	The Company had three PEOs during fiscal 2023: Mr. Thygesen (current CEO), Ms. Wilderotter (interim CEO), and Mr. Springer (former CEO). Mr. Springer was the sole PEO during fiscal 2022 and 2021. Non-PEO NEOs included in these columns reflect the following:

Fiscal Year	Non-PEO NEOs

2023	Cynthia Gaylor, Inhi Cho Suh, Stephen Shute, James Shaughnessy
2022	Cynthia Gaylor, Loren Alhadeff, Scott Olrich, Trâm Phi,
2021	Cynthia Gaylor, Michael Sheridan, Loren Alhadeff, Scott Olrich, Trâm Phi, Kirsten Wolberg

Peer Group Issuers, Footnote [Text Block]	The Company’s TSR and the Company’s Peer Group TSR reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 as of January 30, 2020, valued again on each of January 31, 2021, 2022 and 2023, on the same cumulative basis as is used in Item 201(e) of Regulation S-K. The Peer Group TSR is the S&P 500 Information Technology Index, as disclosed in our Annual Report on Form 10-K for the fiscal year ended on January 31, 2023 pursuant to Item 201(e) of Regulation S-K.
Adjustment To PEO Compensation, Footnote [Text Block]	SEC rules require certain adjustments be made to the “Total” column as reported in the Summary Compensation Table to determine “compensation actually paid” as reported in the Pay versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. The equity values are calculated in accordance with ASC Topic 718. Valuation assumptions used to calculate fair values used a consistent process as done on the date of grant and were not materially different from those disclosed at the time of grant. The following tables detail these adjustments for the PEOs:

PEO (current)
Prior FYE Current FYE Fiscal Year	1/31/2020 1/31/2021 2021	1/31/2021 1/21/2022 2022	1/31/2022 1/31/2023 2023

Summary Compensation Table Total	—	—	$85,035,380
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year as reported in Summary Compensation Table	—	—	$(84,543,775)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	—	—	$132,691,211
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	—	—	—
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	$667,401
+ Change in Fair Value at Vesting of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	—	—	—
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—
Compensation Actually Paid	—	—	$133,850,217

PEO (interim)
Prior FYE Current FYE Fiscal Year	1/31/2020 1/31/2021 2021	1/31/2021 1/21/2022 2022	1/31/2022 1/31/2023 2023

Summary Compensation Table Total	—	—	$4,815,994
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year as reported in Summary Compensation Table	—	—	$(4,181,535)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	—	—	$81,440
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	—	—	—
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	$1,461,041
+ Change in Fair Value at Vesting of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	—	—	$(13,077)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—
Compensation Actually Paid	—	—	$2,163,862

PEO (former)
Prior FYE Current FYE Fiscal Year	1/31/2020 1/31/2021 2021	1/31/2021 1/21/2022 2022	1/31/2022 1/31/2023 2023

Summary Compensation Table Total	$19,799,168	$20,701,048	$140,848
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year as reported in Summary Compensation Table	$(18,933,688)	$(20,051,358)	—
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$30,461,103	$7,553,382	—
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$53,333,309	$(47,167,221)	$(12,183,942)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$1,323,755	$1,215,592	—
+ Change in Fair Value at Vesting of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$109,842,473	$1,806,009	$(12,722,293)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	$(1,212,367)
Compensation Actually Paid	$195,826,119	$(35,942,547)	$(25,977,754)

Non-PEO NEO Average Total Compensation Amount	$ 23,029,837	$ 6,485,453	$ 5,732,954
Non-PEO NEO Average Compensation Actually Paid Amount	$ 19,016,715	(3,037,456)	25,630,645
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	As discussed in footnote (2), SEC rules require certain adjustments to be made in order to determine “compensation actually paid” as reported in the Pay versus Performance table above. The following table details these adjustments for the Non-PEO NEOs:

Non-PEO NEOs
Prior FYE Current FYE Fiscal Year	1/31/2020 1/31/2021 2021	1/31/2021 1/21/2022 2022	1/31/2022 1/31/2023 2023
Summary Compensation Table Total	$5,732,954	$6,485,453	$23,029,837
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year as reported in Summary Compensation Table	$(5,095,865)	$(5,862,262)	$(22,368,964)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$6,738,211	$2,412,677	$18,897,051
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$11,044,259	$(5,962,395)	$(670,944)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$393,976	$577,283	$362,069
+ Change in Fair Value at Vesting of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$6,817,109	$40,558	$(232,334)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	$(728,771)	—
Compensation Actually Paid	$25,630,645	$(3,037,456)	$19,016,715

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Compensation Actually Paid versus Company TSR and Peer Group (S&P 500 Information Technology Index) TSR
Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid versus Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Compensation Actually Paid versus Revenue
Total Shareholder Return Vs Peer Group [Text Block]	Compensation Actually Paid versus Company TSR and Peer Group (S&P 500 Information Technology Index) TSR
Tabular List [Table Text Block]

Financial Performance Measures

Revenue
Adjusted Operating Income
Relative TSR
Net New Monthly Recurring Revenue*

Total Shareholder Return Amount	$ 77	160	297
Peer Group Total Shareholder Return Amount	146	173	137
Net Income (Loss)	$ (97,500,000)	$ (70,000,000.0)	$ (243,300,000)
Company Selected Measure Amount	2,515,900,000	2,107,200,000	1,453,000,000
PEO Name		Mr. Springer	Mr. Springer
Additional 402(v) Disclosure [Text Block]	In accordance with Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between “compensation actually paid” to our CEOs, or Principal Executive Officers (PEOs), and our other named executive officers (Non-PEO NEOs) and certain financial performance measures for the fiscal years ended on January 31, 2023, January 31, 2022 and January 31, 2021. For further information on the Company’s pay-for-performance philosophy and how executive compensation aligns with Company performance, refer to the above section entitled “Compensation Discussion & Analysis” (“CD&A”). Amounts reflect the Company’s net income as reported in our audited financial statements for the applicable fiscal year.While we use numerous financial and non-financial performance measures to evaluate performance under our compensation programs, GAAP revenue is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the Pay v Performance table above) used to link compensation actually paid to our NEOs, for the most recently completed fiscal year, to the Company’s performance.
Analysis of the Information Presented in the Pay versus Performance Table
In this section, we provide a graphic analysis showing, for the past three fiscal years, the relationship between our PEOs’ and Non-PEO NEOs’ “compensation actually paid” and (i) the Company’s Revenue, (ii) the Company’s Net Income and (iii) the Company’s TSR, and additionally, our Peer Group TSR. As described in more detail in the CD&A, our executive compensation program reflects a pay-for-performance philosophy that emphasizes long-term equity awards intended to align our executives’ interests with stockholders’ long-term interests. Thus, the value of these awards and, therefore, a large portion of the compensation actually paid to our NEOs is inherently correlated to the Company’s stock price over time. Please refer to the section entitled CD&A above for more information about our executive compensation program.
Tabular List of Financial Performance Measures
The Company’s Compensation Committee believes in a holistic evaluation of our NEOs’ and the Company’s performance and uses a mix of performance measures throughout our annual focal and long-term incentive compensation programs to align executive pay with Company performance. As required by SEC rules, the performance measures identified as the most important used to link the “compensation actually paid” to our NEOs’ for fiscal 2023 compensation to the Company’s performance are listed in the table below, each of which is described in more detail in the section entitled CD&A above.
	Net New Monthly Recurring Revenue (or NNMRR) is not a performance metric the Company discloses publicly because NNMRR figures represent confidential commercial information, the disclosure of which would result in competitive harm (for example, by providing competitors insight into our sales strategy and business operations). For more information about NNMRR, refer to the section entitled “CD&A—Performance Metrics and Targets.”
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Operating Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Net New Monthly Recurring Revenue*
Mr. Thygesen [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 85,035,380
PEO Actually Paid Compensation Amount	$ 133,850,217
PEO Name	Mr. Thygesen
Ms. Wilderotter [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 4,815,994
PEO Actually Paid Compensation Amount	$ 2,163,862
PEO Name	Ms. Wilderotter
Mr. Springer [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 140,848	$ 20,701,048	$ 19,799,168
PEO Actually Paid Compensation Amount	$ (25,977,754)	(35,942,547)	195,826,119
PEO Name	Mr. Springer
PEO [Member] | Mr. Thygesen [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (84,543,775)
PEO [Member] | Mr. Thygesen [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	132,691,211
PEO [Member] | Mr. Thygesen [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Mr. Thygesen [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	667,401
PEO [Member] | Mr. Thygesen [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Mr. Thygesen [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Ms. Wilderotter [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,181,535)
PEO [Member] | Ms. Wilderotter [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	81,440
PEO [Member] | Ms. Wilderotter [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Ms. Wilderotter [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,461,041
PEO [Member] | Ms. Wilderotter [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(13,077)
PEO [Member] | Ms. Wilderotter [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Mr. Springer [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(20,051,358)	(18,933,688)
PEO [Member] | Mr. Springer [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	7,553,382	30,461,103
PEO [Member] | Mr. Springer [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(12,183,942)	(47,167,221)	53,333,309
PEO [Member] | Mr. Springer [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	1,215,592	1,323,755
PEO [Member] | Mr. Springer [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(12,722,293)	1,806,009	109,842,473
PEO [Member] | Mr. Springer [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,212,367)	0	0
Non-PEO NEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(22,368,964)	(5,862,262)	(5,095,865)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	18,897,051	2,412,677	6,738,211
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(670,944)	(5,962,395)	11,044,259
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	362,069	577,283	393,976
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(232,334)	40,558	6,817,109
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ (728,771)	$ 0